Note 6 - Long-term Investments (Tables)	12 Months Ended
Nov. 30, 2023
Statement Line Items [Line Items]
Disclosure of indirect measurement of fair value of goods or services received, warrants granted during period [text block]
	November 30, 2023	November 30, 2022
Risk-free interest rate	4.20%	-
Expected life (years)	1.02	-
Expected volatility	58.28%	-
Estimated dividend yield	0.00%	-

Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [text block]
			As at November 30,					As at November 30,
			2022					2023
	Number of warrants	Number of shares(1)	Fair value ($)	Additions ($)	Unrealized Gains (Losses) (FVTOCI) ($)	Unrealized Gains (Losses) (FVTPL) ($)	Derecognition of investment measured at FVTOCI ($)	Fair Value ($)
Investment in GRC	-	21,433,125	75,557	654	(31,159)	-	-	45,052
Investment in NevGold - shares(2)	-	16,670,250	2,282	3,737	316	-	(6,335)	-
Investment in NevGold - warrants	1,488,100	-	-	208	-	(180)	-	28
			77,839	4,599	(30,843)	(180)	(6,335)	45,080
			As at November 30,					As at November 30,
			2021					2022
	Number of warrants	Number of shares(3)	Fair value ($)	Additions ($)	Unrealized Gains (Losses) (FVTOCI) ($)	Unrealized Gains (Losses) (FVTPL) ($)	Derecognition of investment measured at FVTOCI ($)	Fair Value ($)
Investment in GRC	-	21,178,659	130,090	5,200	(59,733)	-	-	75,557
Investment in NevGold - shares	-	5,925,925	-	3,489	(1,207)	-	-	2,282
			130,090	8,689	(60,940)	-	-	77,839